Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2017	Dec. 29, 2016
Summary of Significant Accounting Policies
Schedule of Property Plant and Equipment Estimated Useful Life
Useful Life
Furniture, fixtures and equipment	2 - 7 years
Leasehold improvements	10 - 25 years
Computer software and hardware	3 - 7 years

Life
Furniture, fixtures and equipment	2 - 7 years
Leasehold improvements	10 - 25 years
Computer software and hardware	3 - 7 years

Schedule of Intangible Assets Useful Lives
Useful Life
Trade names	Indefinite
Vendor relationships	10 years

Useful Life
Trade names	Indefinite
Vendor relationships	10 years

Schedule of net sales by major product category

	Fiscal Year Ended
	December 25, 2014		December 31, 2015		December 29, 2016
Product Category	Net Sales	% of Net Sales	Net Sales	% of Net Sales	Net Sales	% of Net Sales
Tile	$174,271	30%	$244,902	31%	$325,433	31%
Decorative Accessories	98,991	16	138,442	18	188,371	18
Accessories (Installation Materials and Tools)	91,122	16	124,162	16	165,330	16
Wood	90,752	16	116,999	15	142,751	14
Laminate / Luxury Vinyl Plank	61,817	11	77,586	10	131,447	12
Natural Stone	65,008	11	78,294	10	90,866	9
Delivery and Other	2,627	—	3,627	—	6,561	—

Total	$584,588	100%	$784,012	100%	$1,050,759	100%